Schedule of Investments(a)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–89.76%
Advertising–0.47%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$94,000	$82,990
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	401,000	390,202
Lamar Media Corp.,
4.00%, 02/15/2030	271,000	237,536
3.63%, 01/15/2031	168,000	140,461
		851,189
Aerospace & Defense–1.64%
Boeing Co. (The),
2.75%, 02/01/2026	103,000	96,495
2.20%, 02/04/2026	15,000	13,963
3.63%, 02/01/2031	283,000	256,034
5.93%, 05/01/2060	428,000	417,633
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025	311,000	301,461
Lockheed Martin Corp.,
4.45%, 05/15/2028	113,000	112,799
4.75%, 02/15/2034	201,000	201,100
4.15%, 06/15/2053	96,000	83,434
5.70%, 11/15/2054	150,000	163,634
5.20%, 02/15/2055	261,000	264,031
4.30%, 06/15/2062	114,000	99,478
5.90%, 11/15/2063	150,000	167,625
Northrop Grumman Corp., 4.95%, 03/15/2053	88,000	83,861
Raytheon Technologies Corp., 5.15%, 02/27/2033	346,000	352,134
TransDigm, Inc.,
6.25%, 03/15/2026(b)	116,000	115,310
6.38%, 06/15/2026	48,000	47,488
6.75%, 08/15/2028(b)	213,000	213,512
		2,989,992
Agricultural Products & Services–0.24%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	125,000	122,818
Cargill, Inc.,
4.50%, 06/24/2026(b)	195,000	194,429
4.75%, 04/24/2033(b)	123,000	121,997
		439,244
Air Freight & Logistics–0.42%
United Parcel Service, Inc.,
4.88%, 03/03/2033	242,000	245,736
5.05%, 03/03/2053	518,000	518,011
		763,747
Aluminum–0.07%
Novelis Corp., 3.25%, 11/15/2026(b)	138,000	124,778
Apparel Retail–0.06%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	155,000	109,267
	Principal Amount	Value
Application Software–0.15%
NCR Corp., 5.75%, 09/01/2027(b)	$85,000	$84,649
Salesforce, Inc., 2.90%, 07/15/2051	147,000	101,077
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	86,000	82,168
		267,894
Asset Management & Custody Banks–1.81%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	726,000	717,500
Ameriprise Financial, Inc.,
4.50%, 05/13/2032	115,000	110,171
5.15%, 05/15/2033	399,000	398,259
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)(c)	50,000	41,676
Ares Capital Corp.,
2.88%, 06/15/2028	25,000	20,853
3.20%, 11/15/2031	40,000	30,564
Bank of New York Mellon Corp. (The),
4.54%, 02/01/2029(c)	257,000	252,854
5.83%, 10/25/2033(c)	217,000	228,300
Series J, 4.97%, 04/26/2034(c)	219,000	217,869
Series I, 3.75%(c)(d)	312,000	253,687
BlackRock, Inc., 4.75%, 05/25/2033	364,000	360,411
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	330,000	278,943
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	40,000	35,384
State Street Corp.,
4.82%, 01/26/2034(c)	55,000	53,694
5.16%, 05/18/2034(c)	306,000	304,778
		3,304,943
Automobile Manufacturers–2.11%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	109,000	103,418
3.75%, 01/30/2031(b)	176,000	148,769
American Honda Finance Corp., 4.60%, 04/17/2030	129,000	127,141
Ford Motor Co.,
4.35%, 12/08/2026	86,000	83,058
3.25%, 02/12/2032	175,000	133,135
6.10%, 08/19/2032	360,000	338,721
4.75%, 01/15/2043	71,000	52,532
Ford Motor Credit Co. LLC,
4.39%, 01/08/2026	206,000	194,007
7.35%, 11/04/2027	281,000	284,188
6.80%, 05/12/2028	458,000	453,719
7.35%, 03/06/2030	200,000	201,675
Hyundai Capital America,
4.30%, 02/01/2024(b)	1,029,000	1,019,060
5.50%, 03/30/2026(b)	168,000	168,079
5.60%, 03/30/2028(b)	287,000	288,193
5.80%, 04/01/2030(b)	56,000	56,938
Volkswagen Group of America Finance LLC (Germany), 4.35%, 06/08/2027(b)	213,000	207,341
		3,859,974

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Automotive Parts & Equipment–1.08%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)	$150,000	$133,909
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	225,000	220,800
4.90%, 05/01/2033(b)	362,000	355,944
5.40%, 05/01/2053(b)	334,000	328,397
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(b)	261,000	196,337
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	92,000	81,423
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	339,000	340,802
7.13%, 04/14/2030(b)	318,000	320,617
		1,978,229
Automotive Retail–0.68%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	125,000	127,197
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	23,000	21,007
4.63%, 11/15/2029(b)	71,000	62,681
AutoZone, Inc., 4.75%, 08/01/2032	158,000	154,039
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	177,000	155,179
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	183,000	152,830
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	303,000	261,448
Sonic Automotive, Inc.,
4.63%, 11/15/2029(b)	211,000	174,828
4.88%, 11/15/2031(b)	157,000	125,047
		1,234,256
Biotechnology–1.33%
Amgen, Inc.,
5.25%, 03/02/2025	157,000	157,502
5.15%, 03/02/2028	296,000	298,557
5.25%, 03/02/2030	136,000	137,105
5.25%, 03/02/2033	328,000	329,300
5.60%, 03/02/2043	267,000	264,705
5.65%, 03/02/2053	591,000	591,642
5.75%, 03/02/2063	656,000	652,695
		2,431,506
Brewers–0.09%
Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey), 3.38%, 06/29/2028(b)	215,000	167,384
Broadline Retail–0.22%
Alibaba Group Holding Ltd. (China), 3.15%, 02/09/2051	336,000	217,785
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)	7,000	5,941
Prosus N.V. (China), 3.26%, 01/19/2027(b)	200,000	181,620
		405,346
Principal Amount		Value
Cable & Satellite–1.26%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(b)	$31,000	$28,211
6.38%, 09/01/2029(b)	197,000	183,965
4.75%, 03/01/2030(b)	102,000	86,146
4.50%, 08/15/2030(b)	124,000	102,187
7.38%, 03/01/2031(b)	186,000	178,147
4.50%, 05/01/2032	169,000	132,434
4.50%, 06/01/2033(b)	24,000	18,343
4.25%, 01/15/2034(b)	27,000	20,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
5.38%, 04/01/2038	42,000	35,455
3.50%, 06/01/2041	180,000	118,895
3.50%, 03/01/2042	187,000	122,252
5.75%, 04/01/2048	237,000	196,408
3.90%, 06/01/2052	173,000	108,928
Comcast Corp.,
5.50%, 11/15/2032	398,000	417,542
2.80%, 01/15/2051	73,000	47,796
CSC Holdings LLC,
5.25%, 06/01/2024	94,000	87,284
4.50%, 11/15/2031(b)	214,000	148,983
DISH Network Corp., 11.75%, 11/15/2027(b)	87,000	83,365
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	200,000	180,023
		2,296,364
Cargo Ground Transportation–0.43%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	74,000	73,870
4.40%, 07/01/2027(b)	76,000	72,297
5.70%, 02/01/2028(b)	176,000	175,224
5.55%, 05/01/2028(b)	248,000	245,198
6.20%, 06/15/2030(b)	108,000	108,655
Ryder System, Inc., 4.30%, 06/15/2027	112,000	108,533
		783,777
Casinos & Gaming–0.18%
CCM Merger, Inc., 6.38%, 05/01/2026(b)	85,000	82,257
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	87,000	77,242
Las Vegas Sands Corp., 3.50%, 08/18/2026	175,000	162,178
		321,677
Commercial & Residential Mortgage Finance–0.59%
Aviation Capital Group LLC,
4.13%, 08/01/2025(b)	531,000	500,119
3.50%, 11/01/2027(b)	607,000	542,315
6.25%, 04/15/2028(b)	11,000	11,026
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	24,000	21,000
		1,074,460
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Commodity Chemicals–0.12%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	$251,000	$220,583
Computer & Electronics Retail–0.48%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	621,000	635,810
3.45%, 12/15/2051(b)	70,000	45,186
Leidos, Inc.,
2.30%, 02/15/2031	20,000	15,630
5.75%, 03/15/2033	177,000	175,874
		872,500
Construction & Engineering–0.06%
AECOM, 5.13%, 03/15/2027	24,000	23,193
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	90,000	83,380
		106,573
Construction Machinery & Heavy Transportation Equipment– 0.01%
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	19,000	18,643
Construction Materials–0.20%
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(b)	384,000	365,654
Consumer Finance–0.39%
Ally Financial, Inc., 2.20%, 11/02/2028	24,000	19,163
Capital One Financial Corp., 5.27%, 05/10/2033(c)	45,000	42,983
FirstCash, Inc., 5.63%, 01/01/2030(b)	88,000	80,021
General Motors Financial Co., Inc.,
5.40%, 04/06/2026	58,000	57,760
5.00%, 04/09/2027	211,000	207,205
OneMain Finance Corp.,
6.88%, 03/15/2025	50,000	48,242
7.13%, 03/15/2026	153,000	146,468
3.88%, 09/15/2028	48,000	37,799
5.38%, 11/15/2029	90,000	73,684
		713,325
Consumer Staples Merchandise Retail–0.75%
Dollar General Corp.,
4.63%, 11/01/2027	106,000	105,317
5.00%, 11/01/2032	92,000	90,826
5.50%, 11/01/2052	188,000	183,581
Target Corp.,
4.40%, 01/15/2033	30,000	29,267
4.80%, 01/15/2053	218,000	205,311
Walmart, Inc.,
4.00%, 04/15/2030	169,000	166,041
4.10%, 04/15/2033	232,000	227,200
4.50%, 09/09/2052	202,000	193,634
4.50%, 04/15/2053	179,000	171,703
		1,372,880
Copper–0.12%
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	25,000	23,544
Principal Amount		Value
Copper–(continued)
PT Freeport Indonesia (Indonesia), 5.32%, 04/14/2032(b)	$200,000	$188,226
		211,770
Distillers & Vintners–0.10%
Brown-Forman Corp., 4.75%, 04/15/2033	117,000	117,368
Constellation Brands, Inc., 4.90%, 05/01/2033	65,000	63,894
		181,262
Distributors–0.01%
Genuine Parts Co., 2.75%, 02/01/2032	14,000	11,582
Diversified Banks–13.73%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	1,080,000	1,003,784
African Export-Import Bank (The) (Supranational),
2.63%, 05/17/2026(b)	211,000	190,270
3.80%, 05/17/2031(b)	200,000	162,206
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)	325,000	337,153
6.75%(b)(c)(d)	765,000	741,200
Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(b)	263,000	244,064
Bank of America Corp.,
4.38%, 04/27/2028(c)	311,000	300,897
5.20%, 04/25/2029(c)	589,000	587,366
4.57%, 04/27/2033(c)	284,000	267,022
5.02%, 07/22/2033(c)	350,000	342,452
5.29%, 04/25/2034(c)	565,000	561,748
3.85%, 03/08/2037(c)	47,000	40,199
7.75%, 05/14/2038	765,000	910,530
2.68%, 06/19/2041(c)	75,000	51,533
Series AA, 6.10%(c)(d)	1,061,000	1,037,128
Series DD, 6.30%(c)(d)	302,000	305,020
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	540,000	534,930
Bank of Montreal (Canada), 5.30%, 06/05/2026	180,000	180,286
Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(c)	418,000	429,810
Barclays PLC (United Kingdom), 8.00%(c)(d)	332,000	288,840
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(b)	385,000	380,821
BPCE S.A. (France), 5.98%, 01/18/2027(b)(c)	313,000	312,872
Citigroup, Inc.,
5.50%, 09/13/2025	842,000	842,336
2.57%, 06/03/2031(c)	33,000	27,655
3.79%, 03/17/2033(c)	227,000	201,679
6.17%, 05/25/2034(c)	573,000	581,446
2.90%, 11/03/2042(c)	92,000	64,739
3.88%(c)(d)	20,000	16,702
7.38%(c)(d)	18,000	17,910
Series A, 9.34% (3 mo. USD LIBOR + 4.07%)(d)(e)	108,000	107,730
Series V, 4.70%(c)(d)	260,000	226,096
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Cooperatieve Rabobank U.A. (Netherlands), 3.65%, 04/06/2028(b)(c)	$250,000	$233,446
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	250,000	239,573
Fifth Third Bancorp,
2.38%, 01/28/2025	109,000	101,147
2.55%, 05/05/2027	80,000	70,088
1.71%, 11/01/2027(c)	121,000	103,849
4.77%, 07/28/2030(c)	288,000	267,086
4.34%, 04/25/2033(c)	161,000	143,838
HSBC Holdings PLC (United Kingdom), 6.00%(c)(d)	845,000	751,345
JPMorgan Chase & Co.,
4.32%, 04/26/2028(c)	304,000	296,088
4.85%, 07/25/2028(c)	253,000	251,807
4.59%, 04/26/2033(c)	203,000	194,800
5.72%, 09/14/2033(c)	498,000	504,359
5.35%, 06/01/2034(c)	486,000	492,294
Series W, 6.32% (3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	576,000	473,760
Series FF, 5.00%(c)(d)	35,000	33,513
KeyBank N.A.,
0.43%, 06/14/2024(c)	340,000	328,957
5.85%, 11/15/2027	262,000	243,350
KeyCorp,
3.88%, 05/23/2025(c)	169,000	153,873
2.55%, 10/01/2029	108,000	82,783
4.79%, 06/01/2033(c)	121,000	104,641
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)	223,000	220,557
5.24%, 04/19/2029(c)	204,000	203,560
1.80%, 07/20/2033(c)	306,000	302,637
5.41%, 04/19/2034(c)	205,000	206,165
Mizuho Financial Group, Inc. (Japan), 5.67%, 09/13/2033(c)	365,000	373,563
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	327,000	327,739
NatWest Group PLC (United Kingdom), 6.02%, 03/02/2034(c)	202,000	206,314
PNC Financial Services Group, Inc. (The),
4.63%, 06/06/2033(c)	422,000	379,353
5.07%, 01/24/2034(c)	251,000	242,511
Series W, 6.25%(c)(d)	36,000	32,760
Royal Bank of Canada (Canada), 5.00%, 02/01/2033	385,000	379,970
Standard Chartered PLC (United Kingdom),
3.27%, 02/18/2036(b)(c)	471,000	375,483
4.30%(b)(c)(d)	393,000	277,157
7.75%(b)(c)(d)	406,000	396,228
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.77%, 01/13/2033	632,000	660,736
Synovus Bank, 5.63%, 02/15/2028	874,000	778,393
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(c)	340,000	349,289
U.S. Bancorp,
4.97%, 07/22/2033(c)	194,000	175,877
5.85%, 10/21/2033(c)	346,000	349,402
2.49%, 11/03/2036(c)	370,000	273,675
	Principal Amount	Value
Diversified Banks–(continued)
Wells Fargo & Co.,
4.81%, 07/25/2028(c)	$149,000	$146,730
4.90%, 07/25/2033(c)	146,000	140,971
5.39%, 04/24/2034(c)	184,000	184,352
5.38%, 11/02/2043	1,329,000	1,251,319
4.75%, 12/07/2046	257,000	216,884
4.61%, 04/25/2053(c)	251,000	216,754
Westpac Banking Corp. (Australia), 5.41%, 08/10/2033(c)	24,000	22,752
		25,058,152
Diversified Capital Markets–0.40%
Credit Suisse Group AG (Switzerland),
4.50%(b)(d)(f)	268,000	9,380
5.25%(b)(d)(f)	248,000	8,680
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(c)	250,000	248,041
4.75%, 05/12/2028(b)(c)	296,000	283,810
4.38%(b)(c)(d)	258,000	176,745
		726,656
Diversified Chemicals–0.48%
Braskem Netherlands Finance B.V. (Brazil), 7.25%, 02/13/2033(b)	200,000	193,032
Celanese US Holdings LLC,
5.90%, 07/05/2024	332,000	331,710
6.05%, 03/15/2025	352,000	353,592
		878,334
Diversified Financial Services–1.58%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
4.50%, 09/15/2023	323,000	321,589
5.75%, 06/06/2028	334,000	331,391
Jackson Financial, Inc.,
5.17%, 06/08/2027	71,000	67,960
5.67%, 06/08/2032	22,000	21,011
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	90,000	76,852
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	345,000	344,280
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)	94,000	82,949
Pershing Square Holdings Ltd.,
3.25%, 11/15/2030(b)	1,000,000	793,450
3.25%, 10/01/2031(b)	1,000,000	765,115
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	95,000	83,616
		2,888,213
Diversified Metals & Mining–0.40%
Corp. Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	200,000	199,198
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)	44,000	37,226
Hudbay Minerals, Inc. (Canada),
4.50%, 04/01/2026(b)	5,000	4,588
6.13%, 04/01/2029(b)	86,000	77,347
Rio Tinto Finance (USA) PLC (Australia), 5.13%, 03/09/2053	329,000	326,523
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Diversified Metals & Mining–(continued)
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	$78,000	$79,396
		724,278
Diversified REITs–0.41%
CubeSmart L.P., 2.50%, 02/15/2032	20,000	15,975
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)	283,000	275,413
5.25%, 01/30/2026(b)	464,000	445,908
VICI Properties L.P., 5.13%, 05/15/2032	22,000	20,560
		757,856
Diversified Support Services–0.24%
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	211,000	213,772
7.75%, 03/15/2031(b)	215,000	224,357
		438,129
Drug Retail–1.16%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	323,000	324,688
4.88%, 04/21/2033(b)	295,000	296,671
CVS Pass-Through Trust,
6.04%, 12/10/2028	518,036	522,897
5.77%, 01/10/2033(b)	1,002,836	980,410
		2,124,666
Education Services–0.14%
Grand Canyon University, 3.25%, 10/01/2023	260,000	256,750
Electric Utilities–4.48%
American Electric Power Co., Inc., 3.88%, 02/15/2062(c)	444,000	359,639
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	147,000	147,679
Consolidated Edison Co. of New York, Inc., 6.15%, 11/15/2052	90,000	96,948
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	267,000	267,606
Duke Energy Corp.,
5.00%, 12/08/2027	108,000	108,319
5.00%, 08/15/2052	285,000	254,764
3.25%, 01/15/2082(c)	119,000	89,539
Duke Energy Indiana LLC, 5.40%, 04/01/2053	202,000	200,918
Electricidad Firme de Mexico Holdings S.A. de C.V. (Mexico), 4.90%, 11/20/2026(b)	218,000	193,137
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	1,655,000	1,465,891
Enel Finance America LLC (Italy),
7.10%, 10/14/2027(b)	204,000	217,288
2.88%, 07/12/2041(b)	305,000	197,387
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	212,000	218,499
Evergy Metro, Inc., 4.95%, 04/15/2033	101,000	99,623
Exelon Corp., 5.60%, 03/15/2053	186,000	184,077
FirstEnergy Corp., Series B, 4.15%, 07/15/2027	160,000	153,299
	Principal Amount	Value
Electric Utilities–(continued)
Georgia Power Co.,
4.65%, 05/16/2028	$240,000	$237,593
4.95%, 05/17/2033	330,000	325,636
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	317,000	290,848
Metropolitan Edison Co., 5.20%, 04/01/2028(b)	57,000	57,479
National Rural Utilities Cooperative Finance Corp.,
4.45%, 03/13/2026	93,000	92,469
2.75%, 04/15/2032	90,000	75,723
5.80%, 01/15/2033	188,000	198,644
7.13%, 09/15/2053(c)	266,000	267,185
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	188,000	190,168
4.63%, 07/15/2027	352,000	349,816
5.00%, 07/15/2032	112,000	110,761
NRG Energy, Inc., 4.45%, 06/15/2029(b)	94,000	84,093
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	98,000	98,476
Public Service Co. of Colorado, 5.25%, 04/01/2053	156,000	154,457
Public Service Electric and Gas Co., 5.13%, 03/15/2053	98,000	97,304
Southern Co. (The),
5.70%, 10/15/2032	151,000	155,737
Series B, 4.00%, 01/15/2051(c)	297,000	277,466
Southwestern Electric Power Co., 5.30%, 04/01/2033	138,000	137,093
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	42,000	42,785
Tampa Electric Co., 5.00%, 07/15/2052	114,000	106,307
Virginia Electric & Power Co.,
Series B, 3.75%, 05/15/2027	101,000	97,892
Series C, 4.63%, 05/15/2052	81,000	70,318
Virginia Electric and Power Co., 5.00%, 04/01/2033	150,000	148,669
Vistra Operations Co. LLC,
5.13%, 05/13/2025(b)	48,000	46,909
5.50%, 09/01/2026(b)	50,000	48,633
5.63%, 02/15/2027(b)	29,000	27,922
5.00%, 07/31/2027(b)	55,000	51,743
4.38%, 05/01/2029(b)	96,000	83,761
		8,180,500
Electrical Components & Equipment–0.87%
CenterPoint Energy Houston Electric LLC, Series AJ, 4.85%, 10/01/2052	300,000	283,146
EnerSys, 4.38%, 12/15/2027(b)	90,000	83,814
Regal Rexnord Corp.,
6.05%, 04/15/2028(b)	345,000	341,258
6.30%, 02/15/2030(b)	22,000	21,969
6.40%, 04/15/2033(b)	599,000	593,033
Sensata Technologies B.V.,
5.00%, 10/01/2025(b)	55,000	54,127
5.88%, 09/01/2030(b)	210,000	203,009
		1,580,356
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Electronic Components–0.58%
Corning, Inc., 5.45%, 11/15/2079	$1,033,000	$915,751
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	176,000	149,438
		1,065,189
Electronic Equipment & Instruments–0.01%
Trimble, Inc., 6.10%, 03/15/2033	18,000	18,236
Electronic Manufacturing Services–0.30%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(b)	517,000	513,511
Jabil, Inc., 3.00%, 01/15/2031	40,000	33,561
		547,072
Environmental & Facilities Services–0.15%
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	131,000	131,374
Republic Services, Inc.,
4.88%, 04/01/2029	48,000	48,137
5.00%, 04/01/2034	102,000	102,211
		281,722
Financial Exchanges & Data–1.03%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	225,000	191,306
Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	207,000	203,502
4.35%, 06/15/2029	175,000	172,504
4.60%, 03/15/2033	168,000	164,161
4.95%, 06/15/2052	228,000	216,811
5.20%, 06/15/2062	306,000	306,319
Moody’s Corp.,
4.25%, 08/08/2032	83,000	79,655
2.75%, 08/19/2041	82,000	57,623
5.25%, 07/15/2044	292,000	284,907
3.75%, 02/25/2052	112,000	87,290
3.10%, 11/29/2061	186,000	118,865
		1,882,943
Food Distributors–0.03%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	57,000	48,590
Gas Utilities–0.06%
Southwest Gas Corp., 5.45%, 03/23/2028	102,000	102,341
Gold–0.05%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	89,000	83,583
Health Care Equipment–0.18%
Alcon Finance Corp. (Switzerland), 5.38%, 12/06/2032(b)	200,000	203,409
Becton, Dickinson and Co., 4.69%, 02/13/2028	124,000	123,833
		327,242
Health Care Facilities–1.08%
Encompass Health Corp., 4.50%, 02/01/2028	85,000	78,414
	Principal Amount	Value
Health Care Facilities–(continued)
HCA, Inc.,
5.00%, 03/15/2024	$557,000	$553,237
5.38%, 02/01/2025	37,000	36,762
5.25%, 04/15/2025	30,000	29,775
5.88%, 02/15/2026	71,000	71,358
5.38%, 09/01/2026	18,000	17,931
3.50%, 09/01/2030	196,000	173,405
5.50%, 06/01/2033	45,000	44,936
5.90%, 06/01/2053	329,000	317,439
Tenet Healthcare Corp., 4.88%, 01/01/2026	385,000	372,765
UPMC,
5.04%, 05/15/2033	219,000	214,054
5.38%, 05/15/2043	73,000	70,901
		1,980,977
Health Care REITs–0.24%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	89,000	76,641
Diversified Healthcare Trust,
4.75%, 05/01/2024	43,000	39,280
4.38%, 03/01/2031	28,000	20,071
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	241,000	162,973
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	182,000	134,786
		433,751
Health Care Services–0.84%
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	63,000	47,377
4.75%, 02/15/2031(b)	42,000	30,235
CVS Health Corp.,
5.00%, 01/30/2029	316,000	316,432
5.25%, 01/30/2031	62,000	62,292
5.30%, 06/01/2033	242,000	242,779
5.88%, 06/01/2053	115,000	115,744
6.00%, 06/01/2063	103,000	103,539
DaVita, Inc., 3.75%, 02/15/2031(b)	56,000	44,508
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	125,000	98,871
Series 2042, 2.72%, 01/01/2042	121,000	84,352
2.86%, 01/01/2052	138,000	88,735
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	367,000	216,757
Select Medical Corp., 6.25%, 08/15/2026(b)	85,000	82,754
		1,534,375
Health Care Supplies–0.06%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	122,000	105,352
Home Improvement Retail–1.05%
Home Depot, Inc. (The), 4.95%, 09/15/2052	138,000	133,999
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Home Improvement Retail–(continued)
Lowe’s Cos., Inc.,
5.00%, 04/15/2033	$327,000	$324,098
5.15%, 07/01/2033	265,000	264,538
5.63%, 04/15/2053	374,000	365,459
5.75%, 07/01/2053	79,000	78,363
5.80%, 09/15/2062	311,000	301,346
5.85%, 04/01/2063	464,000	452,057
		1,919,860
Homebuilding–0.41%
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	389,000	338,197
6.00%, 01/15/2043	413,000	364,025
3.97%, 08/06/2061	82,000	48,265
		750,487
Hotel & Resort REITs–0.20%
Service Properties Trust,
5.50%, 12/15/2027	228,000	198,444
4.38%, 02/15/2030	233,000	169,419
		367,863
Hotels, Resorts & Cruise Lines–0.57%
Carnival Corp.,
10.50%, 02/01/2026(b)	75,000	78,006
4.00%, 08/01/2028(b)	97,000	84,690
Expedia Group, Inc., 4.63%, 08/01/2027	214,000	208,587
Hilton Domestic Operating Co., Inc.,
5.75%, 05/01/2028(b)	53,000	52,332
4.88%, 01/15/2030	179,000	166,597
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	31,000	30,128
IRB Holding Corp., 7.00%, 06/15/2025(b)	83,000	83,296
Marriott International, Inc., 4.90%, 04/15/2029	210,000	206,121
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(b)	141,000	129,353
		1,039,110
Household Products–0.04%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	98,000	80,811
Housewares & Specialties–0.01%
Newell Brands, Inc., 6.38%, 09/15/2027	15,000	14,304
Independent Power Producers & Energy Traders–0.30%
Calpine Corp., 3.75%, 03/01/2031(b)	69,000	56,328
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	88,000	82,028
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	376,000	241,348
TransAlta Corp. (Canada), 7.75%, 11/15/2029	80,000	83,308
Vistra Corp., 7.00%(b)(c)(d)	92,000	81,008
		544,020
	Principal Amount	Value
Industrial Conglomerates–0.63%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(b)	$234,000	$208,480
Honeywell International, Inc.,
4.25%, 01/15/2029	252,000	249,152
5.00%, 02/15/2033	321,000	330,670
4.50%, 01/15/2034	275,000	271,151
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	109,000	83,536
		1,142,989
Industrial Machinery & Supplies & Components–0.12%
EnPro Industries, Inc., 5.75%, 10/15/2026	167,000	163,634
Flowserve Corp., 2.80%, 01/15/2032	54,000	43,210
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	11,000	9,749
		216,593
Industrial REITs–0.58%
LXP Industrial Trust, 2.38%, 10/01/2031	55,000	41,854
Prologis L.P.,
4.63%, 01/15/2033	365,000	357,390
4.75%, 06/15/2033	395,000	386,562
5.25%, 06/15/2053	280,000	273,686
		1,059,492
Insurance Brokers–0.26%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	100,000	101,583
Arthur J. Gallagher & Co., 5.50%, 03/02/2033	156,000	158,656
Marsh & McLennan Cos., Inc.,
6.25%, 11/01/2052	102,000	113,354
5.45%, 03/15/2053	97,000	97,120
		470,713
Integrated Oil & Gas–2.00%
BP Capital Markets America, Inc.,
4.81%, 02/13/2033	392,000	387,851
4.89%, 09/11/2033	209,000	207,717
3.06%, 06/17/2041	154,000	114,522
3.00%, 03/17/2052	141,000	94,955
BP Capital Markets PLC (United Kingdom), 4.38%(c)(d)	294,000	282,975
Ecopetrol S.A. (Colombia), 8.88%, 01/13/2033	520,000	508,891
Occidental Petroleum Corp.,
6.13%, 01/01/2031	126,000	128,175
6.20%, 03/15/2040	557,000	544,401
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	419,000	371,845
6.70%, 02/16/2032	263,000	197,304
10.00%, 02/07/2033(b)	160,000	143,627
Petronas Capital Ltd. (Malaysia), 3.40%, 04/28/2061(b)	295,000	211,437
Saudi Arabian Oil Co. (Saudi Arabia), 4.38%, 04/16/2049(b)	346,000	296,053
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Integrated Oil & Gas–(continued)
Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	$69,000	$50,771
3.00%, 11/26/2051	148,000	102,514
		3,643,038
Integrated Telecommunication Services–2.37%
Altice France S.A. (France),
5.13%, 07/15/2029(b)	200,000	142,595
5.50%, 10/15/2029(b)	55,000	39,963
AT&T, Inc.,
5.40%, 02/15/2034	287,000	287,854
3.55%, 09/15/2055	1,998,000	1,375,894
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(c)	470,000	414,904
IHS Holding Ltd. (Nigeria),
5.63%, 11/29/2026(b)	206,000	176,130
6.25%, 11/29/2028(b)	200,000	160,648
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	250,000	235,615
Level 3 Financing, Inc.,
3.75%, 07/15/2029(b)	220,000	119,378
10.50%, 05/15/2030(b)	6,000	5,707
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	200,000	195,032
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	809,000	884,202
Verizon Communications, Inc.,
3.40%, 03/22/2041	67,000	51,171
3.00%, 11/20/2060	216,000	132,576
3.70%, 03/22/2061	145,000	103,478
		4,325,147
Interactive Home Entertainment–0.09%
Electronic Arts, Inc., 2.95%, 02/15/2051	114,000	76,354
Roblox Corp., 3.88%, 05/01/2030(b)	111,000	95,192
		171,546
Interactive Media & Services–1.43%
Baidu, Inc. (China),
3.08%, 04/07/2025	210,000	201,592
1.72%, 04/09/2026	210,000	189,923
Match Group Holdings II LLC,
4.63%, 06/01/2028(b)	133,000	121,566
3.63%, 10/01/2031(b)	5,000	4,079
Meta Platforms, Inc.,
3.85%, 08/15/2032	188,000	174,530
4.45%, 08/15/2052	417,000	353,134
4.65%, 08/15/2062	320,000	272,534
5.75%, 05/15/2063	333,000	331,781
Tencent Holdings Ltd. (China),
3.60%, 01/19/2028(b)	620,000	583,421
3.93%, 01/19/2038(b)	448,000	375,841
		2,608,401
Internet Services & Infrastructure–0.07%
Twilio, Inc., 3.63%, 03/15/2029	99,000	85,612
VeriSign, Inc., 2.70%, 06/15/2031	61,000	50,862
		136,474
	Principal Amount	Value
Investment Banking & Brokerage–2.41%
Charles Schwab Corp. (The),
5.64%, 05/19/2029(c)	$279,000	$279,559
5.85%, 05/19/2034(c)	280,000	284,039
Series G, 5.38%(c)(d)	134,000	129,480
Series K, 5.00%(c)(d)	177,000	150,485
Goldman Sachs Group, Inc. (The),
5.70% (SOFR + 0.81%), 03/09/2027(e)	575,000	567,695
5.97% (SOFR + 0.92%), 10/21/2027(e)	108,000	106,445
6.22% (SOFR + 1.12%), 02/24/2028(e)	112,000	110,987
6.75%, 10/01/2037	30,000	32,048
4.80%, 07/08/2044	730,000	660,650
Series T, 3.80%(c)(d)	15,000	11,933
Series V, 4.13%(c)(d)	194,000	157,963
Jefferies Financial Group, Inc., 4.15%, 01/23/2030	30,000	27,191
Morgan Stanley,
5.12%, 02/01/2029(c)	163,000	162,278
5.16%, 04/20/2029(c)	663,000	661,332
3.62%, 04/01/2031(c)	176,000	159,305
2.51%, 10/20/2032(c)	69,000	56,048
5.25%, 04/21/2034(c)	638,000	633,889
5.95%, 01/19/2038(c)	132,000	130,500
Raymond James Financial, Inc., 3.75%, 04/01/2051	98,000	71,781
		4,393,608
IT Consulting & Other Services–0.14%
DXC Technology Co., 2.38%, 09/15/2028	107,000	89,689
Gartner, Inc.,
4.50%, 07/01/2028(b)	95,000	89,565
3.63%, 06/15/2029(b)	51,000	45,378
3.75%, 10/01/2030(b)	29,000	25,474
		250,106
Leisure Facilities–0.17%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	83,000	89,920
NCL Corp. Ltd., 5.88%, 02/15/2027(b)	90,000	85,800
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	99,000	86,496
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	48,000	43,269
		305,485
Life & Health Insurance–2.34%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	216,000	211,231
Athene Holding Ltd., 6.15%, 04/03/2030	50,000	50,421
Brighthouse Financial, Inc., 4.70%, 06/22/2047	14,000	10,242
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	1,080,000	972,907
F&G Annuities & Life, Inc., 7.40%, 01/13/2028(b)	322,000	323,646
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(g)	1,039,000	844,801
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Life & Health Insurance–(continued)
MetLife, Inc.,
5.00%, 07/15/2052	$110,000	$100,235
5.25%, 01/15/2054	479,000	456,428
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	25,000	18,153
New York Life Global Funding, 4.55%, 01/28/2033(b)	299,000	291,514
Pacific Life Global Funding II,
5.79% (SOFR + 0.80%), 03/30/2025(b)(e)	348,000	345,554
5.72% (SOFR + 0.62%), 06/04/2026(b)(e)	148,000	144,058
Principal Financial Group, Inc.,
5.38%, 03/15/2033	199,000	199,114
5.50%, 03/15/2053	265,000	248,225
Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)	65,000	55,186
		4,271,715
Life Sciences Tools & Services–0.01%
Syneos Health, Inc., 3.63%, 01/15/2029(b)	25,000	24,210
Managed Health Care–1.05%
Centene Corp., 2.50%, 03/01/2031	35,000	28,041
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	280,000	203,947
3.00%, 06/01/2051	295,000	204,837
UnitedHealth Group, Inc.,
4.25%, 01/15/2029	153,000	150,796
5.30%, 02/15/2030	513,000	531,685
5.35%, 02/15/2033	441,000	459,951
4.50%, 04/15/2033	67,000	65,783
5.05%, 04/15/2053	147,000	144,436
5.20%, 04/15/2063	121,000	118,554
		1,908,030
Mortgage REITs–0.04%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	102,000	79,836
Movies & Entertainment–0.29%
Cinemark USA, Inc.,
5.88%, 03/15/2026(b)	59,000	56,143
5.25%, 07/15/2028(b)	80,000	70,130
Tencent Music Entertainment Group (China),
1.38%, 09/03/2025	210,000	191,528
2.00%, 09/03/2030	235,000	185,579
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	25,000	21,855
		525,235
Multi-Family Residential REITs–0.05%
AvalonBay Communities, Inc., 5.00%, 02/15/2033	89,000	89,335
Multi-line Insurance–0.05%
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052(b)	98,000	99,354
	Principal Amount	Value
Multi-Utilities–0.75%
Ameren Illinois Co.,
4.95%, 06/01/2033	$161,000	$161,422
5.90%, 12/01/2052	100,000	108,587
Dominion Energy, Inc., 5.38%, 11/15/2032	502,000	504,139
NiSource, Inc., 5.25%, 03/30/2028	65,000	65,521
San Diego Gas & Electric Co., 5.35%, 04/01/2053	382,000	377,973
WEC Energy Group, Inc., 4.75%, 01/15/2028	155,000	153,288
		1,370,930
Office REITs–0.77%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027	265,000	254,364
2.95%, 03/15/2034	19,000	15,125
4.75%, 04/15/2035	5,000	4,674
Boston Properties L.P.,
2.90%, 03/15/2030	124,000	98,718
3.25%, 01/30/2031	69,000	55,306
2.55%, 04/01/2032	133,000	98,072
2.45%, 10/01/2033	134,000	94,321
Brandywine Operating Partnership L.P., 7.55%, 03/15/2028	361,000	307,780
Office Properties Income Trust,
4.50%, 02/01/2025	436,000	364,477
2.40%, 02/01/2027	192,000	120,995
		1,413,832
Oil & Gas Drilling–0.39%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	91,000	82,915
Noble Finance II LLC, 8.00%, 04/15/2030(b)	85,000	86,217
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(b)	37,000	33,254
4.80%, 05/15/2030(b)	70,000	60,553
6.88%, 04/15/2040(b)	57,000	49,087
Transocean, Inc., 8.75%, 02/15/2030(b)	78,000	78,050
Valaris Ltd., 8.38%, 04/30/2030(b)	333,000	331,020
		721,096
Oil & Gas Equipment & Services–0.23%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	235,000	228,878
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	256,000	186,659
		415,537
Oil & Gas Exploration & Production–1.40%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	255,000	247,077
Apache Corp.,
7.75%, 12/15/2029	149,000	154,349
4.25%, 01/15/2030	46,000	41,358
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(b)	80,000	76,777
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	234,000	228,982
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Callon Petroleum Co., 8.00%, 08/01/2028(b)	$84,000	$82,240
Cameron LNG LLC,
3.30%, 01/15/2035(b)	159,000	132,766
3.40%, 01/15/2038(b)	343,000	287,927
EQT Corp., 5.70%, 04/01/2028	110,000	109,514
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
2.16%, 03/31/2034(b)	263,469	224,926
2.94%, 09/30/2040(b)	226,064	182,948
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	76,000	68,594
6.00%, 02/01/2031(b)	30,000	26,813
6.25%, 04/15/2032(b)	26,000	23,287
Murphy Oil Corp.,
6.38%, 07/15/2028	85,000	83,876
5.88%, 12/01/2042	30,000	24,544
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	105,000	88,572
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	237,000	240,261
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	278,000	224,471
		2,549,282
Oil & Gas Refining & Marketing–0.19%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	98,000	84,858
Phillips 66, 5.30%, 06/30/2033	256,000	254,948
		339,806
Oil & Gas Storage & Transportation–4.28%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	58,000	49,495
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	171,000	172,099
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	101,000	115,965
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	280,000	284,878
3.40%, 08/01/2051	53,000	35,861
7.38%, 01/15/2083(c)	329,000	324,689
7.63%, 01/15/2083(c)	247,000	249,599
Energy Transfer L.P.,
5.88%, 01/15/2024	85,000	85,026
5.55%, 02/15/2028	71,000	71,243
5.75%, 02/15/2033	174,000	174,640
5.00%, 05/15/2050	224,000	183,491
Enterprise Products Operating LLC,
5.35%, 01/31/2033	20,000	20,400
4.20%, 01/31/2050	235,000	190,498
3.30%, 02/15/2053	78,000	54,390
Series D, 6.88%, 03/01/2033	74,000	83,435
8.30% (3 mo. USD LIBOR + 2.99%), 08/16/2077(e)	200,000	194,352
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	80,000	78,012
7.75%, 02/01/2028	48,000	46,190
8.88%, 04/15/2030	95,000	93,521
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	$86,000	$82,651
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
6.13%, 02/23/2038(b)	200,000	206,603
6.51%, 02/23/2042(b)	200,000	209,703
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	124,000	121,787
Kinder Morgan, Inc.,
7.80%, 08/01/2031	186,000	209,220
4.80%, 02/01/2033	33,000	31,145
5.20%, 06/01/2033	304,000	293,754
5.45%, 08/01/2052	540,000	479,276
MPLX L.P.,
4.80%, 02/15/2029	228,000	222,076
5.00%, 03/01/2033	171,000	164,634
4.70%, 04/15/2048	260,000	208,645
5.50%, 02/15/2049	369,000	329,514
4.95%, 03/14/2052	363,000	299,220
5.65%, 03/01/2053	62,000	56,664
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	46,000	41,587
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	70,000	48,249
ONEOK Partners L.P., 6.85%, 10/15/2037	253,000	260,201
ONEOK, Inc.,
6.35%, 01/15/2031	410,000	422,913
6.10%, 11/15/2032	132,000	133,814
Plains All American Pipeline L.P., Series B, 9.43% (3 mo. USD LIBOR + 4.11%)(d)(e)	36,000	31,545
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	40,000	35,421
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037(b)	224,000	227,080
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)(h)	85,000	81,085
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	86,000	82,952
Targa Resources Corp.,
5.20%, 07/01/2027	234,000	231,119
6.25%, 07/01/2052	237,000	224,092
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 01/15/2028	33,000	31,851
5.50%, 03/01/2030	11,000	10,586
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(b)	98,000	80,386
Western Midstream Operating L.P., 6.15%, 04/01/2033	206,000	205,630
Williams Cos., Inc. (The),
4.55%, 06/24/2024	67,000	66,195
2.60%, 03/15/2031	28,000	23,179
4.65%, 08/15/2032	56,000	53,010
5.65%, 03/15/2033	21,000	21,244
3.50%, 10/15/2051	118,000	80,570
		7,815,385
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Other Specialized REITs–0.05%
EPR Properties, 3.60%, 11/15/2031	$119,000	$91,112
Other Specialty Retail–0.05%
Tractor Supply Co., 5.25%, 05/15/2033	96,000	95,540
Packaged Foods & Meats–0.45%
McCormick & Co., Inc., 4.95%, 04/15/2033	84,000	82,269
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	943,000	731,728
		813,997
Passenger Airlines–1.70%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	217,740	190,986
Series 2021-1, Class A, 2.88%, 07/11/2034	194,638	161,741
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	255,000	250,489
British Airways Pass-Through Trust (United Kingdom),
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	382,558	330,773
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	142,512	120,711
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	277,646	272,408
4.75%, 10/20/2028(b)	452,283	437,157
United Airlines Pass-Through Trust,
Series 2016-1, Class B, 3.65%, 01/07/2026	227,560	211,165
Series 2020-1, Class A, 5.88%, 10/15/2027	370,122	366,158
Series 2018-1, Class AA, 3.50%, 03/01/2030	258,045	233,144
Series 2019-1, Class A, 4.55%, 08/25/2031	212,544	192,558
Series 2019-1, Class AA, 4.15%, 08/25/2031	358,540	331,830
		3,099,120
Personal Care Products–0.64%
Kenvue, Inc.,
5.05%, 03/22/2028(b)	139,000	142,050
5.00%, 03/22/2030(b)	258,000	263,273
4.90%, 03/22/2033(b)	341,000	347,435
5.10%, 03/22/2043(b)	135,000	135,969
5.05%, 03/22/2053(b)	155,000	156,144
5.20%, 03/22/2063(b)	131,000	131,682
		1,176,553
Pharmaceuticals–1.28%
Bausch Health Cos., Inc., 4.88%, 06/01/2028(b)	131,000	79,124
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	19,000	15,338
Eli Lilly and Co.,
4.70%, 02/27/2033	37,000	37,699
4.88%, 02/27/2053	133,000	134,119
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	201,000	136,866
	Principal Amount	Value
Pharmaceuticals–(continued)
Merck & Co., Inc.,
4.05%, 05/17/2028	$271,000	$269,677
4.50%, 05/17/2033	187,000	186,673
5.00%, 05/17/2053	141,000	142,021
5.15%, 05/17/2063	89,000	89,871
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2026	126,000	125,384
4.45%, 05/19/2028	350,000	348,870
4.75%, 05/19/2033	281,000	282,261
5.30%, 05/19/2053	470,000	484,217
		2,332,120
Property & Casualty Insurance–0.35%
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	30,000	29,132
Progressive Corp. (The), 4.95%, 06/15/2033	487,000	486,297
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	127,000	130,847
		646,276
Rail Transportation–0.66%
CSX Corp., 4.50%, 11/15/2052	351,000	312,259
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	240,000	161,614
Union Pacific Corp.,
4.50%, 01/20/2033	371,000	366,220
5.15%, 01/20/2063	375,000	371,320
		1,211,413
Real Estate Development–0.19%
Agile Group Holdings Ltd. (China), 5.50%, 04/21/2025(b)	204,000	58,534
Essential Properties L.P., 2.95%, 07/15/2031	163,000	119,565
Logan Group Co. Ltd. (China), 4.25%, 07/12/2025(b)	200,000	22,000
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	127,000	93,892
Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(b)	200,000	46,555
		340,546
Regional Banks–1.03%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	35,000	28,557
5.64%, 05/21/2037(c)	269,000	225,767
Series G, 4.00%(c)(d)	290,000	215,788
Huntington Bancshares, Inc., 4.44%, 08/04/2028(c)	151,000	140,443
Truist Financial Corp.,
4.87%, 01/26/2029(c)	379,000	367,119
4.92%, 07/28/2033(c)	560,000	506,091
6.12%, 10/28/2033(c)	240,000	245,783
5.12%, 01/26/2034(c)	163,000	155,827
		1,885,375
Reinsurance–0.93%
Global Atlantic Fin Co.,
4.40%, 10/15/2029(b)	844,000	726,325
3.13%, 06/15/2031(b)	79,000	59,233
4.70%, 10/15/2051(b)(c)	549,000	427,284
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Reinsurance–(continued)
RenaissanceRe Holdings Ltd. (Bermuda), 5.75%, 06/05/2033	$480,000	$481,641
		1,694,483
Research & Consulting Services–0.12%
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028(b)	72,000	63,698
4.88%, 07/01/2029(b)	89,000	76,540
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	87,000	75,911
		216,149
Restaurants–0.66%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.88%, 01/15/2028(b)	88,000	80,789
3.50%, 02/15/2029(b)	50,000	44,353
4.00%, 10/15/2030(b)	66,000	56,726
Aramark Services, Inc., 5.00%, 04/01/2025(b)	87,000	84,971
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(b)	285,000	278,647
McDonald’s Corp., 5.15%, 09/09/2052	331,000	324,073
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	91,000	76,318
Yum! Brands, Inc.,
3.63%, 03/15/2031	212,000	181,358
5.38%, 04/01/2032	86,000	81,564
		1,208,799
Retail REITs–0.66%
Agree L.P., 2.60%, 06/15/2033	39,000	30,231
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	201,000	181,505
Kimco Realty OP LLC, 2.25%, 12/01/2031	13,000	10,072
Kite Realty Group Trust, 4.75%, 09/15/2030	189,000	170,268
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	42,000	37,840
NNN REIT, Inc., 3.50%, 04/15/2051	146,000	97,791
Realty Income Corp.,
4.85%, 03/15/2030	75,000	73,481
5.63%, 10/13/2032	189,000	192,741
Regency Centers L.P., 4.13%, 03/15/2028	214,000	201,781
Spirit Realty L.P.,
3.40%, 01/15/2030	198,000	168,277
2.70%, 02/15/2032	55,000	42,450
		1,206,437
Self-Storage REITs–0.11%
Extra Space Storage L.P.,
5.70%, 04/01/2028	94,000	95,369
2.55%, 06/01/2031	104,000	84,552
Life Storage L.P., 2.40%, 10/15/2031	32,000	25,557
		205,478
Principal Amount		Value
Semiconductors–1.14%
Broadcom, Inc.,
4.30%, 11/15/2032	$322,000	$292,948
3.47%, 04/15/2034(b)	254,000	207,346
3.14%, 11/15/2035(b)	166,000	126,640
3.19%, 11/15/2036(b)	326,000	244,163
Foundry JV Holdco LLC, 5.88%, 01/25/2034(b)	440,000	435,136
Marvell Technology, Inc., 2.95%, 04/15/2031	22,000	18,455
Micron Technology, Inc.,
4.98%, 02/06/2026	206,000	204,676
4.19%, 02/15/2027	492,000	474,254
2.70%, 04/15/2032	89,000	70,261
Skyworks Solutions, Inc., 3.00%, 06/01/2031	13,000	10,270
		2,084,149
Single-Family Residential REITs–0.00%
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	11,000	9,272
Soft Drinks & Non-alcoholic Beverages–0.26%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(b)	545,000	477,693
Sovereign Debt–2.59%
Airport Authority (Hong Kong), 4.88%, 01/12/2033(b)	200,000	206,314
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	183,084
Bermuda Government International Bond (Bermuda), 5.00%, 07/15/2032(b)	200,000	197,017
Colombia Government International Bond (Colombia),
8.00%, 04/20/2033	200,000	201,201
7.50%, 02/02/2034	215,000	206,635
Dominican Republic International Bond (Dominican Republic),
7.05%, 02/03/2031(b)	150,000	149,202
5.30%, 01/21/2041(b)	215,000	167,210
Egypt Government International Bond (Egypt), 7.50%, 02/16/2061(b)	306,000	146,742
Indonesia Government International Bond (Indonesia), 4.55%, 01/11/2028	275,000	274,911
Israel Government International Bond (Israel), 4.50%, 01/17/2033	295,000	291,143
Mexico Government International Bond (Mexico),
6.35%, 02/09/2035	200,000	211,255
6.34%, 05/04/2053	200,000	201,057
Oman Government International Bond (Oman), 6.25%, 01/25/2031(b)	200,000	203,100
Panama Government International Bond (Panama), 6.85%, 03/28/2054	200,000	205,585
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	272,000	207,866
Philippine Government International Bond (Philippines),
4.63%, 07/17/2028	204,000	206,857
5.50%, 01/17/2048	209,000	216,851
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	$190,000	$195,191
7.13%, 01/17/2033(b)	256,000	270,218
Saudi Government International Bond (Saudi Arabia),
4.75%, 01/18/2028(b)	200,000	201,492
4.88%, 07/18/2033(b)	290,000	292,657
5.00%, 01/18/2053(b)	310,000	285,463
		4,721,051
Specialized Consumer Services–0.09%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	200,000	162,745
Specialized Finance–0.79%
Blackstone Private Credit Fund,
2.63%, 12/15/2026	27,000	23,045
3.25%, 03/15/2027	33,000	28,398
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)	682,000	657,645
SMBC Aviation Capital Finance DAC (Ireland),
4.13%, 07/15/2023(b)	552,000	550,363
1.90%, 10/15/2026(b)	205,000	180,778
		1,440,229
Specialty Chemicals–0.76%
Braskem Idesa S.A.P.I. (Mexico), 6.99%, 02/20/2032(b)	510,000	349,819
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	353,000	309,413
8.75%, 05/03/2029(b)	270,000	258,872
5.50%, 03/18/2031	591,000	461,374
		1,379,478
Steel–0.50%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	414,000	429,190
POSCO (South Korea),
5.63%, 01/17/2026(b)	200,000	201,259
5.75%, 01/17/2028(b)	200,000	205,844
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	90,000	74,196
		910,489
Systems Software–1.46%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)	141,000	126,724
Camelot Finance S.A., 4.50%, 11/01/2026(b)	253,000	237,730
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	283,000	246,937
Oracle Corp.,
6.25%, 11/09/2032	905,000	957,621
4.90%, 02/06/2033	302,000	291,836
3.60%, 04/01/2050	339,000	234,140
6.90%, 11/09/2052	371,000	404,303
5.55%, 02/06/2053	157,000	146,773
VMware, Inc., 2.20%, 08/15/2031	13,000	10,222
		2,656,286
	Principal Amount	Value
Technology Hardware, Storage & Peripherals–0.34%
Apple, Inc.,
3.35%, 08/08/2032	$161,000	$151,459
3.95%, 08/08/2052	224,000	195,531
4.10%, 08/08/2062	321,000	278,704
		625,694
Telecom Tower REITs–0.24%
American Tower Corp.,
4.05%, 03/15/2032	109,000	99,416
3.10%, 06/15/2050	175,000	112,190
Crown Castle, Inc., 2.50%, 07/15/2031	27,000	22,335
SBA Communications Corp.,
3.88%, 02/15/2027	43,000	39,672
3.13%, 02/01/2029	199,000	167,821
		441,434
Tobacco–0.82%
Philip Morris International, Inc.,
5.13%, 11/17/2027	243,000	245,648
4.88%, 02/15/2028	624,000	622,191
5.63%, 11/17/2029	24,000	24,607
5.13%, 02/15/2030	410,000	406,040
5.75%, 11/17/2032	156,000	160,045
5.38%, 02/15/2033	36,000	35,790
		1,494,321
Trading Companies & Distributors–1.46%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)	1,208,000	1,181,786
Air Lease Corp., 3.00%, 09/15/2023	128,000	127,056
Avolon Holdings Funding Ltd. (Ireland),
4.25%, 04/15/2026(b)	135,000	125,069
2.75%, 02/21/2028(b)	52,000	43,304
6.38%, 05/04/2028(b)	325,000	317,810
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/2025(b)	95,000	92,406
5.50%, 05/01/2028(b)	183,000	164,491
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	470,000	413,840
3.15%, 06/15/2031(b)	252,000	195,535
		2,661,297
Transaction & Payment Processing Services–0.32%
Mastercard, Inc., 4.85%, 03/09/2033	388,000	398,327
PayPal Holdings, Inc., 5.05%, 06/01/2052	189,000	178,179
		576,506
Wireless Telecommunication Services–1.85%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	361,000	357,500
5.15%, 03/20/2028(b)	1,587,000	1,575,916
T-Mobile USA, Inc.,
5.05%, 07/15/2033	256,000	252,548
4.50%, 04/15/2050	221,000	188,537
3.40%, 10/15/2052	287,000	201,261
5.65%, 01/15/2053	330,000	329,907
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	$72,000	$68,294
4.13%, 06/04/2081(c)	246,000	195,945
5.13%, 06/04/2081(c)	119,000	88,229
Xiaomi Best Time International Ltd. (China), 4.10%, 07/14/2051(b)	200,000	117,950
		3,376,087
Total U.S. Dollar Denominated Bonds & Notes (Cost $176,085,676)		163,807,821
	Shares
Preferred Stocks–4.54%
Asset Management & Custody Banks–0.02%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)	30,000	29,452
Diversified Banks–2.57%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	796,000	797,990
Citigroup, Inc., 6.25%, Series T, Pfd.(c)	450,000	436,506
Citigroup, Inc., 5.00%, Series U, Pfd.(c)	956,000	884,874
Citigroup, Inc., 4.00%, Series W, Pfd.(c)	373,000	320,295
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	1,992	2,244,008
		4,683,673
Diversified Financial Services–0.03%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)	69,000	62,480
Investment Banking & Brokerage–1.69%
Goldman Sachs Group, Inc. (The), 8.21% (3 mo. USD LIBOR + 2.87%), Series P, Pfd.(e)	495,000	486,293
Morgan Stanley, 7.13%, Series E, Pfd.	62,725	1,586,942
Morgan Stanley, 6.88%, Series F, Pfd.	40,000	1,006,000
		3,079,235
Life & Health Insurance–0.09%
MetLife, Inc., 3.85%, Series G, Pfd.(c)	187,000	174,086
Multi-Utilities–0.14%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(c)	271,000	258,282
Total Preferred Stocks (Cost $8,743,543)		8,287,208
	Principal Amount
U.S. Treasury Securities–2.84%
U.S. Treasury Bills–0.26%
4.75% - 5.18%, 04/18/2024(i)(j)	$500,000	477,902
U.S. Treasury Bonds–1.01%
3.88%, 05/15/2043	725,200	712,226
3.63%, 02/15/2053	1,168,900	1,123,057
		1,835,283
U.S. Treasury Notes–1.57%
4.25%, 05/31/2025	103,000	102,716
3.63%, 05/15/2026	302,000	298,508
3.63%, 05/31/2028	1,708,200	1,698,591
3.75%, 05/31/2030	688,000	690,258
3.38%, 05/15/2033	77,100	75,456
		2,865,529
Total U.S. Treasury Securities (Cost $5,142,055)		5,178,714
	Principal Amount		Value

Asset-Backed Securities–0.97%
IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(g)		$278,000	$227,960
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)		376,502	352,810
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		309,255	283,410
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)		206,500	167,919
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)		206,500	156,227
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)		634,825	581,980
Total Asset-Backed Securities (Cost $2,019,447)			1,770,306
Non-U.S. Dollar Denominated Bonds & Notes–0.35%(k)
Food Retail–0.06%
Bellis Acquisition Co. PLC (United Kingdom), 3.25%, 02/16/2026(b)	GBP	100,000	106,065
Movies & Entertainment–0.20%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	350,000	366,505
Pharmaceuticals–0.06%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(b)	EUR	100,000	105,976
Sovereign Debt–0.03%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2032(b)(f)	EUR	300,000	59,234
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $922,920)			637,780

Municipal Obligations–0.32%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037		145,000	134,369
Series 2022, RB, 4.35%, 06/01/2041		110,000	100,342
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052		195,000	136,948
Series 2021 B, Ref. RB, 2.94%, 11/01/2052		295,000	206,416
Total Municipal Obligations (Cost $745,000)			578,075
	Shares
Money Market Funds–0.35%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(l)(m)		226,365	226,365
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(l)(m)		161,684	161,700
Invesco Treasury Portfolio, Institutional Class, 5.04%(l)(m)		258,703	258,703
Total Money Market Funds (Cost $646,784)			646,768
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Shares	Value

Options Purchased–0.04%
(Cost $94,871)(n)	$82,705
TOTAL INVESTMENTS IN SECURITIES–99.17% (Cost $194,400,296)	180,989,377
OTHER ASSETS LESS LIABILITIES—0.83%	1,511,105
NET ASSETS–100.00%	$182,500,482
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $60,871,268, which represented 33.35% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $77,294, which represented less than 1% of the Fund’s Net Assets.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$676,151	$5,654,786	$(6,104,572)	$-	$-	$226,365	$10,262
Invesco Liquid Assets Portfolio, Institutional Class	482,846	4,039,132	(4,360,253)	17	(42)	161,700	3,344
Invesco Treasury Portfolio, Institutional Class	772,745	6,462,612	(6,976,654)	-	-	258,703	6,588
Total	$1,931,742	$16,156,530	$(17,441,479)	$17	$(42)	$646,768	$20,194

(m)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(n)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	09/15/2023	7	USD	4,260.00	USD	2,982,000	$82,705

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	09/15/2023	3	USD	4,400.00	USD	1,320,000	$(15,405)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	10	September-2023	$2,058,281	$(2,557)	$(2,557)
U.S. Treasury 10 Year Notes	90	September-2023	10,302,188	30,124	30,124
U.S. Treasury Long Bonds	83	September-2023	10,652,531	138,117	138,117
Subtotal—Long Futures Contracts				165,684	165,684
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	7	September-2023	(763,547)	(2,187)	(2,187)
U.S. Treasury 10 Year Ultra Notes	81	September-2023	(9,756,703)	(53,185)	(53,185)
Subtotal—Short Futures Contracts				(55,372)	(55,372)
Total Futures Contracts				$110,312	$110,312

(a)	Futures contracts collateralized by $62,849 cash held with Goldman Sachs International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
08/17/2023	Goldman Sachs International	EUR	403,000	USD	446,512	$13,904
08/17/2023	Goldman Sachs International	GBP	74,000	USD	93,710	1,533
Total Forward Foreign Currency Contracts						$15,437

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$162,963,020	$844,801	$163,807,821
Preferred Stocks	4,836,950	3,450,258	—	8,287,208
U.S. Treasury Securities	—	5,178,714	—	5,178,714
Asset-Backed Securities	—	1,542,346	227,960	1,770,306
Non-U.S. Dollar Denominated Bonds & Notes	—	637,780	—	637,780
Municipal Obligations	—	578,075	—	578,075
Money Market Funds	646,768	—	—	646,768
Options Purchased	82,705	—	—	82,705
Total Investments in Securities	5,566,423	174,350,193	1,072,761	180,989,377
Other Investments - Assets*
Investments Matured	—	22,871	—	22,871
Futures Contracts	168,241	—	—	168,241
Forward Foreign Currency Contracts	—	15,437	—	15,437
	168,241	38,308	—	206,549
Other Investments - Liabilities*
Futures Contracts	(57,929)	—	—	(57,929)
Options Written	(15,405)	—	—	(15,405)
	(73,334)	—	—	(73,334)
Total Other Investments	94,907	38,308	—	133,215
Total Investments	$5,661,330	$174,388,501	$1,072,761	$181,122,592

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.
Invesco Bond Fund